STOCK OPTION PLAN	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK OPTION PLAN
11. STOCK OPTION PLAN

The Company’s 2005 Stock Option Plan (the “Plan”) was originally adopted by the Board of Directors of Old Arno in August 2005, and was assumed by the Company on June 3, 2008 in connection with the Merger. After giving effect to the Merger, there were initially 373,831 shares of the Company’s common stock reserved for issuance under the Plan. On April 25, 2011, the Company’s Board of Directors (the “Board”) approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 875,000 shares. On January 14, 2013, the Company’s Board of Directors approved an amendment to the Plan to increase the number of shares of common stock issuable under the Plan to 945,276 shares. On October 7, 2013, the Company’s Board of Directors adopted an amendment to the Company’s 2005 Plan, as amended that increased the number of shares of common stock authorized for issuance thereunder from 945,276 to 11,155,295. Under the Plan, incentives may be granted to officers, employees, directors, consultants, and advisors. Incentives under the Plan may be granted in any one or a combination of the following forms: (a) incentive stock options and non-statutory stock options, (b) stock appreciation rights, (c) stock awards, (d) restricted stock and (e) performance shares.

The Plan is administered by the Board, or a committee appointed by the Board, which determines recipients and types of awards to be granted, including the number of shares subject to the awards, the exercise price and the vesting schedule. The term of stock options granted under the Plan cannot exceed 10 years. Options shall not have an exercise price less than the fair market value of the Company’s common stock on the grant date, and generally vest over a period of three to four years.

As of December 31, 2015, there are 4,087,657 shares available for future grants and awards under the Plan, which covers stock options, warrants and restricted awards.

During the years ended December 31, 2015 and December 31, 2014 the Company issued the following stock options:

	Year Ended December 31,
	2015	2014

Options granted	73,399	2,423,742

The Company estimated the fair value of each option award granted using the Black-Scholes option-pricing model. The following assumptions were used for the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014

Expected volatility	82%	86% - 92%
Expected term	6 years	6 years
Dividend yield	0.0%	0.0%
Risk- free interest rate	1.64%	1.57% - 1.63%
Stock price	$0.36 - $0.37	$0.85 - $2.90
Forfeiture rate	0.0%	0.0%

A summary of the status of the options issued under the Plan at December 31, 2015, and information with respect to the changes in options outstanding is as follows:

		Weighted-	Aggregate
	Number of	Average	Intrinsic
	Shares	Exercise Price	Value

Options outstanding at December 31, 2014	7,339,118	$2.59	$-
Granted	73,399	-	-
Exercised	-	-	-
Cancelled	(384,859)	$2.51	-
Options outstanding at December 31, 2015	7,027,658	$2.57	$-

Options vested and expected to vest at December 31, 2015	7,027,658	$2.57	$-

Exercisable at December 31, 2015	4,975,174	$2.67	$-

Shares available for grant under the 2005 Plan	4,087,657

The following table summarizes information about stock options outstanding at December 31, 2015:

	Outstanding			Exercisable
		Weighted-
		Average	Weighted-
		Remaining	Average		Weighted-
	Number of	Contractual	Exercise	Number of	Average
Exercise Price	Shares	Life (Years)	Price	Shares	Exercise Price

$0.36	48,399	9.84	$0.36	1,344	$0.36
$0.37	25,000	9.84	$0.37	-	$0.37
$0.85	136,785	8.84	$0.85	49,394	$0.85
$1.30	100,000	8.77	$1.30	31,250	$1.30
$2.23	97,757	0.25	$2.23	97,757	$2.23
$2.40	5,097,075	7.21	$2.40	3,752,444	$2.40
$2.90	1,420,259	8.07	$2.90	940,602	$2.90
$8.00	65,000	4.57	$8.00	65,000	$8.00
$19.38	37,383	2.28	$19.38	37,383	$19.38

Total	7,027,658	7.32	$2.57	4,975,174	$2.67

Stock-based compensation costs under the Plan for the year ended December 31, 2015 and 2014 are as follows:

	Year Ended December 31,
	2015	2014

Research and development	$804,739	$979,792
General and administrative	2,668,021	3,543,876

Total	$3,472,760	$4,523,668

The fair value of options vested under the Plan was approximately $4,373,033 and $3,828,561 for the years ended December 31, 2015 and 2014, respectively.

At December 31, 2015, total unrecognized estimated compensation cost related to stock options granted prior to that date was approximately $3,588,276 which is expected to be recognized over a weighted-average vesting period of 2.9 years. This unrecognized estimated employee compensation cost does not include any estimate for forfeitures of performance-based stock options.

Common stock, stock options or other equity instruments issued to non-employees (including consultants and all members of the Company’s Scientific Advisory Board) as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued (unless the fair value of the consideration received can be more reliably measured). The fair value of stock options is determined using the Black-Scholes option-pricing model and is expensed as the underlying options vest. The fair value of any options issued to non-employees is recorded as expense over the applicable service periods.